Income tax expenses- Reconciliations (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥) ¥ / shares	Mar. 31, 2017 CNY (¥) ¥ / shares	Mar. 31, 2016 CNY (¥) ¥ / shares
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Income before income tax and share of result of equity investees	$ 16,007	¥ 100,403	¥ 60,029	¥ 81,468
Income tax computed at statutory EIT rate (25%)		25,101	15,007	20,367
Effect of different tax rates available to different jurisdictions		392	(772)	(869)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC		(14,782)	(10,507)	(6,680)
Non deductible expenses and non taxable income, net		1,780	6,090	(4,994)
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC		(2,330)	(1,694)	(1,205)
Withholding tax on the earnings distributed and anticipated to be remitted		4,393	3,009	1,573
Change in valuation allowance, deduction of certain share-based compensation expense and others		3,645	2,643	257
Income tax expenses	$ 2,901	¥ 18,199	¥ 13,776	¥ 8,449
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Tax deduction, percentage of the research and development expenses incurred	50.00%	50.00%	50.00%	50.00%
PRC
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares		¥ 5.79	¥ 4.21	¥ 2.72